SIGNIFICANT ACCOUNTING POLICIES (Allocation of Compensation Expense) (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Compensation related to employees' share option plan	$ 1,390	$ 1,991	$ 3,285	$ 747	$ 869
Total unrecognized compensation cost	3,658		5,336
Weighted average period total unrecognized compensation cost is expected to be recognized (in years)	2 years 3 months 4 days		3 years 1 month 13 days
Cost of goods sold [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Compensation related to employees' share option plan	99	83	127	104	70
Research and development [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Compensation related to employees' share option plan	191	130	189	186	123
Sales and marketing [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Compensation related to employees' share option plan	282	219	385	249	243
General and administrative [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Compensation related to employees' share option plan	$ 818	$ 1,559	$ 2,584	$ 208	$ 433